Quarterly Report
December 31, 2019
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 1.2%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$257,193
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	170,112
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,097,001
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	108,019
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	121,462
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,523
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	140,574
		$1,984,884
General Obligations - General Purpose – 3.7%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,228,000
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	379,339
Chicago, IL, “A”, 5.25%, 1/01/2033	50,000	54,719
Chicago, IL, “A”, 5.5%, 1/01/2033	415,000	470,581
Chicago, IL, “B”, 7.375%, 1/01/2033	406,000	486,339
Chicago, IL, “D”, 5.5%, 1/01/2040	30,000	33,642
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	78,899
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	55,013
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	457,021
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	475,000	482,714
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,702
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	131,469
State of Illinois, 5%, 11/01/2027	770,000	891,290
		$5,809,728
General Obligations - Schools – 7.5%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$2,500,000	$2,763,325
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	3,000,000	3,229,410
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	47,344
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,399
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,900
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,139,969
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	685,000	777,859
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,103,220
		$11,972,426
Healthcare Revenue - Hospitals – 12.1%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,390,840
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,169,710
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,783,245
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,863,949
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	20,000	21,436
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,785
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,838
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	85,000	91,104
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	70,000	74,427
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	562,653
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,053,140
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	20,875
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	430,891
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,015,500
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,155,869
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	519,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$545,000	$556,570
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	395,000	403,572
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), AGM, 4%, 3/01/2020	1,000,000	1,004,540
Pulaski County, AR, Public Facilities Board, Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	770,572
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,281,014
		$19,187,072
Industrial Revenue - Other – 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$225,000	$246,897
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	330,000	379,289
		$626,186
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$116,159
Miscellaneous Revenue - Other – 2.5%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,000,000	$2,307,600
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,737,417
		$4,045,017
Sales & Excise Tax Revenue – 17.3%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$1,312,581
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	782,565
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,451,957
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,316,292
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	775,101
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	925,599
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,238,631
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	426,683
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,216,317
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,328,987
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,323,800
Mississippi County, AR, 4%, 6/01/2036	650,000	699,140
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,173,380
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,206,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	37,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	597,000	623,280
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	514,000	545,369
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	359,871
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	121,646
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,044
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	64,396
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,144
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	52,700
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	8,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	407,136
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	361,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	270,000	72,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	339,000	66,163
Rogers, AR, 5%, 11/01/2023 (Prerefunded 11/01/2021)	85,000	86,074
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,408,280
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,098,520
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,119,810
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,064,920
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,866,717
		$27,550,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$762,608
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	250,000	270,885
		$1,033,493
Single Family Housing - State – 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$305,000	$305,952
State & Local Agencies – 5.8%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,823,586
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	931,081
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,223,673
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	585,000	700,508
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	345,000	402,011
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	580,000	667,615
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	710,000	838,538
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,142,335
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	569,252
		$9,298,599
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$69,309
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	181,581
		$250,890
Tax - Other – 5.0%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,204,340
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	380,000	459,275
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,415,650
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	214,624
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	985,515
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	655,673
		$7,935,077
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$15,902
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	15,000	16,736
		$32,638
Tobacco – 1.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,142,503
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	421,340
		$2,563,843
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$268,974
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	208,238
		$477,212
Transportation - Special Tax – 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$50,836
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	90,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	430,000	486,154
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,525
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,170,653
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	840,000	946,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	$480,000	$520,685
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	783,568
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	407,002
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	415,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	480,800
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	365,927
		$5,738,041
Universities - Colleges – 15.7%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,704,625
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	581,014
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	86,374
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	142,164
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,322
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,586
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,049,960
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,067,180
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,173,130
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	385,869
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2034	500,000	630,450
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	666,147
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	216,374
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,790,355
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,402,669
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,070,360
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,132,470
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,827,195
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	600,000	600,912
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	595,702
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	886,275
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,275,820
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	250,000	262,858
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	262,543
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	524,535
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	319,500
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,972,542
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	581,330
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	581,553
		$24,915,814
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,347,853
Utilities - Municipal Owned – 7.9%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,178,440
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,231,971
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,172,470
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,267,392
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	464,562
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	815,564
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,054,617
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,042,881
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,093,019
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	395,000	299,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	$65,000	$49,238
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	110,000	83,600
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	135,000	102,263
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	196,950
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	136,295
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	53,025
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	159,075
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	27,303
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,374
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	95,000	70,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	83,600
		$12,598,151
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$318,120
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	169,458
		$487,578
Water & Sewer Utility Revenue – 11.4%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,115,329
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	838,741
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,582,305
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,919
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	1,525,000	1,734,321
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,745,702
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,634,394
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	481,313
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,216,930
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	97,198
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	561,860
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	273,910
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	270,377
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	695,117
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,837,815
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	772,477
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,790
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	73,416
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,063
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	84,687
		$18,142,664
Total Municipal Bonds		$156,419,851
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$500,000	$146,081
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.7% (v)	1,256,969	$1,256,969

Other Assets, Less Liabilities – 0.8%		1,351,213
Net Assets – 100.0%		$159,174,114
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,256,969 and $156,565,932, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $146,081, representing 0.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	26	$4,053,563	March – 2020	$(102,666)
At December 31, 2019, the fund had cash collateral of $70,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$156,419,851	$—	$156,419,851
U.S. Corporate Bonds	—	146,081	—	146,081
Mutual Funds	1,256,969	—	—	1,256,969
Total	$1,256,969	$156,565,932	$—	$157,822,901
Other Financial Instruments
Futures Contracts – Liabilities	$(102,666)	$—	$—	$(102,666)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,016,600	$24,088,427	$25,847,488	$(353)	$(217)	$1,256,969

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,356	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
Arkansas	71.5%
Puerto Rico	8.2%
Guam	4.4%
Illinois	2.7%
New York	2.3%
California	1.3%
Colorado	1.2%
Kentucky	0.9%
New Jersey	0.9%
Massachusetts	0.8%
Pennsylvania	0.8%
Texas	0.8%
North Carolina	0.7%
Maryland	0.5%
Michigan	0.5%
Alabama	0.4%
South Carolina	0.4%
Florida	0.3%
Tennessee	0.3%
Washington DC	0.2%
Iowa	0.2%
Indiana	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.